CONSOLIDATED STATEMENTS OF STOCKHOLDERS' DEFICIT - USD ($)	Common Stock	Additional Paid-in Capital	Other Comprehensive Income (Loss)	Accumulated Deficit	Total Stockholders' Equity
Beginning Balance, shares at Dec. 31, 2016	14,522,727
Beginning Balance, amount at Dec. 31, 2016	$ 2,358,954	$ 9,527	$ (46,958)	$ (2,940,627)	$ (619,104)
Unrealized foreign exchange translation gain (loss)			(47,309)		(47,309)
Net loss for the period				78,424	78,424
Ending Balance, shares at Dec. 31, 2017	14,522,727
Ending Balance, amount at Dec. 31, 2017	$ 2,358,954	9,527	(94,267)	(2,862,203)	(587,989)
Unrealized foreign exchange translation gain (loss)			59,165		59,165
Net loss for the period				(328,497)	(328,497)
Ending Balance, shares at Dec. 31, 2018	14,522,727
Ending Balance, amount at Dec. 31, 2018	$ 2,358,954	$ 9,527	$ (35,102)	$ (3,190,700)	$ (857,321)